Rockefeller Climate Solutions Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Building Products - 10.4%
A. O. Smith Corp.	27,507	$2,280,330
AAON, Inc.	13,797	1,158,672
AZEK Co., Inc.(a)	40,955	1,970,345
Cie de Saint-Gobain	38,914	2,999,908
Geberit AG	2,118	1,231,383
		9,640,638

Capital Markets - 2.4%
StoneX Group, Inc.(a)	31,972	2,214,381

Chemicals - 4.7%
Air Products and Chemicals, Inc.	10,926	2,557,121
DSM-Firmenich AG	16,751	1,795,180
		4,352,301

Commercial Services & Supplies - 6.5%
Rentokil Initial PLC	407,967	2,271,158
Tetra Tech, Inc.	12,370	2,193,448
Veralto Corp.	17,393	1,503,103
		5,967,709

Construction & Engineering - 1.6%
Stantec, Inc.	17,536	1,464,230

Diversified Telecommunication Services - 0.9%
Iridium Communications, Inc.	30,000	868,500

Electric Utilities - 2.8%
SSE PLC	123,931	2,547,095

Electrical Equipment - 9.1%
Array Technologies, Inc.(a)	37,801	515,605
Atkore, Inc.	17,830	3,020,402
Schneider Electric SE	14,652	3,330,290
Vestas Wind Systems AS(a)	53,472	1,490,160
		8,356,457

Electronic Equipment, Instruments & Components - 11.8%
Badger Meter, Inc.	16,442	2,609,181
Halma PLC	64,115	1,867,139
TE Connectivity Ltd.	10,636	1,526,904
Teledyne Technologies, Inc.(a)	4,240	1,811,625
Trimble, Inc.(a)	49,846	3,050,077
		10,864,926

Food Products - 5.3%
Bakkafrost P/F	39,922	2,493,898
Darling Ingredients, Inc.(a)	55,570	2,351,167
		4,845,065

Health Care Providers & Services - 1.1%
Progyny, Inc.(a)	27,008	986,332

Hotels, Restaurants & Leisure - 0.9%
Sweetgreen, Inc. - Class A(a)	63,677	811,245

Independent Power & Renewable Electricity Producers - 1.7%
Brookfield Renewable Corp. - Class A	31,671	751,236
Sunnova Energy International, Inc.(a)	107,132	779,921
		1,531,157

Industrial Conglomerates - 1.7%
Hitachi Ltd.	19,000	1,609,690

Life Sciences Tools & Services - 6.4%
Agilent Technologies, Inc.	17,480	2,401,053
Danaher Corp.	6,415	1,623,893
Eurofins Scientific SE(a)	32,088	1,917,673
		5,942,619

Machinery - 13.2%
ATS Corp.(a)	40,866	1,539,909
Kubota Corp.	93,400	1,370,776
Mueller Industries, Inc.	75,960	3,902,825
Pentair PLC	22,838	1,776,568
Timken Co.	20,762	1,743,800
Xylem, Inc./NY	14,394	1,828,758
		12,162,636

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,044	957,567

Multi-Utilities - 1.7%
CMS Energy Corp.	27,123	1,556,047

Professional Services - 6.1%
Bureau Veritas SA	111,183	3,230,603
Verisk Analytics, Inc.	10,028	2,425,773
		5,656,376

Semiconductors & Semiconductor Equipment - 0.8%
Enphase Energy, Inc.(a)	6,067	770,570

Software - 6.0%
ANSYS, Inc.(a)	6,699	2,238,605
Bentley Systems, Inc. - Class B	34,931	1,794,405
Roper Technologies, Inc.	2,813	1,532,326
		5,565,336

Water Utilities - 1.0%
American Water Works Co., Inc.	8,125	963,137
TOTAL COMMON STOCKS (Cost $85,288,973)		89,634,014

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.24%(b)	2,766,856	2,766,856

TOTAL SHORT-TERM INVESTMENTS (Cost $2,766,856)		2,766,856

TOTAL INVESTMENTS - 100.1% (Cost $88,055,829)		$92,400,870
Liabilities in Excess of Other Assets - (0.1)%		(90,541)
TOTAL NET ASSETS - 100.0%		$92,310,329

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europaea

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/ or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

• Level 1—Quoted prices in active markets for identical securities.

• Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 29, 2024:

Notes to Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

Rockefeller Climate Solutions Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$61,479,062	$28,154,952	$–	$89,634,014
Money Market Funds	2,766,856	–	–	2,766,856
Total Assets	$64,245,918	$28,154,952	$–	$92,400,870

Refer to the Schedule of Investments for industry classifications.